Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies (Textual)
Additional offering related costs	$ 35,811
Deferred offering costs reclassified to additional paid-in-capital	749,386
Unrecognized stock option compensation expense	$ 969,756
Recognized options vest over period	4 years
Fair value of treasury bills	$ 3,249,275
Certificates of Deposit	$ 2,238,525